LONG-TERM INVESTMENTS IN ASSOCIATES - Statements of financial position - Other Information (Details) $ in Millions, Rp in Billions							12 Months Ended
	Oct. 23, 2020 shares	Oct. 22, 2020	Jun. 19, 2019 IDR (Rp)	Jan. 21, 2019 IDR (Rp) shares	Sep. 18, 2014 IDR (Rp)	Apr. 29, 2014 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp) shares	Dec. 31, 2019 IDR (Rp) shares	Dec. 31, 2018 IDR (Rp)	Feb. 22, 2019 shares	Dec. 31, 2013
LONG-TERM INVESTMENTS
Shares acquired | shares								2,499
Acquired ownership							$ 2	Rp 28	Rp 588	Rp 84
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership							15.67%	15.67%
Indonusa
LONG-TERM INVESTMENTS
Increase of issued and fully paid capital | Rp						Rp 80
Metra | Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership							4.33%	4.33%
Jalin
LONG-TERM INVESTMENTS
Percentage of ownership interest sold			67.00%
Proceeds from sales of interests in associates | Rp			Rp 395
Percentage of ownership							33.00%	33.00%	33.00%
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership							24.00%	24.00%	24.00%
Tiphone | PINS
LONG-TERM INVESTMENTS
Percentage of ownership					25.00%
Acquired ownership | Rp					Rp 1,395
Acquired including intangible assets and goodwill | Rp					188
Goodwill | Rp					Rp 647
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership interest sold												80.00%
Percentage of ownership							20.00%	20.00%	20.00%
Others
LONG-TERM INVESTMENTS
Cumulative unrecognized share of losses | Rp								Rp 228	Rp 480
Finarya
LONG-TERM INVESTMENTS
Initial investment | Rp				Rp 25
Purchase of interest in associates | Rp				Rp 150
Shares acquired | shares				2,499							14,974
Percentage of ownership	25.00%	26.58%		100.00%					26.58%
Number of shares in entity held by entity or by its subsidiaries or associates | shares									48,530
Finarya | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares	13,632
Finarya | Grab LA Pte Ltd | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares	11,237
Finarya | PT BRI Ventura Indonesia | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares	943
Finarya | Mandiri Capital Indonesia | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares	924
Finarya | Telkomsel | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares	528